Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Cash and cash equivalents	$ 156,351		$ 204,301	$ 184,224	$ 141,590
Deferred tax liabilities			$ 489,054	$ 506,135
Net operating loss carryforwards, description			The federal NOLs expire between 2036 and 2037, $13.2 million of the state NOLs expire between 2023 and 2039 and the remaining $3.1 million of the state NOLs carry forward indefinitely. Foreign NOLs of $11.6 million expire between 2024 and 2032 and the remaining $19.8 million of the foreign NOLs carry forward indefinitely.	The federal NOLs expire between 2036 and 2037, $13.2 million of the state NOLs expire between 2023 and 2039 and the remaining $3.1 million of the state NOLs carry forward indefinitely. Foreign NOLs of $11.6 million expire between 2024 and 2032 and the remaining $19.8 million of the foreign NOLs carry forward indefinitely.
Undistributed foreign earnings			$ 82,500
Valuation allowance	$ 1,300		$ 6,706	$ 5,570
Effective Income Tax Rate Reconciliation, Percent	145.60%	6.70%	3.00%	(7.40%)	12.80%
Mexican Operations
Income Tax Disclosure [Line Items]
Valuation allowance	$ 1,300
Effective Income Tax Rate Reconciliation, Percent	31.50%
Coronavirus Aid Relief and Economic Security Act [Member]
Income Tax Disclosure [Line Items]
Unrecognised Tax Benefits that would Impact of Effective tax Rate			$ 12,600
Foreign [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards			31,400
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards			16,300
U.S. [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards			6,200
Foreign Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Cash and cash equivalents			87,700	$ 59,300
Undistributed earnings			134,600	$ 92,600
Deferred tax liabilities			$ 2,100